Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment
The following is the estimated useful life for each applicable asset group:

Buildings	10 to 40 years
Machinery and equipment	3 to 15 years
Office equipment, furniture and fixtures	3 to 7 years
Computer software and hardware	3 to 7 years